Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 15, 2014
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 15, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 15, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Global X FTSE Norway 30 ETF (Prospectus Summary)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001432353_SupplementTextBlock
GLOBAL X FUNDS
Global X FTSE Norway 30 ETF
Global X FTSE Colombia 20 ETF

Supplement Dated May 15, 2014 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) for the Global X FTSE Norway 30 ETF and
Global X FTSE Colombia 20 ETF, each dated March 1, 2014.

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Statutory Prospectus and SAI for the Global X FTSE Norway 30 ETF and Global X FTSE Colombia 20 ETF.

Global X FTSE Norway 30 ETF (Prospectus Summary) | Global X Norway 30 ETF Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001432353_SupplementTextBlock
The following changes will take effect for the Global X FTSE Norway 30 ETF on or around July 15, 2014.

	Current	New
ETF Name	Global X FTSE Norway 30 ETF	Global X MSCI Norway ETF
Index	FTSE Norway 30 Index	MSCI Norway IMI 25/50 Index
Index Components	30	50
Weighting Methodology	Modified free float market-capitalization	Float adjusted market-capitalization

Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI Norway ETF
Label	rr_AverageAnnualReturnLabel	MSCI Norway IMI 25/50 Index
Global X FTSE Colombia 20 ETF (Prospectus Summary)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001432353_SupplementTextBlock
GLOBAL X FUNDS
Global X FTSE Norway 30 ETF
Global X FTSE Colombia 20 ETF

Supplement Dated May 15, 2014 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) for the Global X FTSE Norway 30 ETF and
Global X FTSE Colombia 20 ETF, each dated March 1, 2014.

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Statutory Prospectus and SAI for the Global X FTSE Norway 30 ETF and Global X FTSE Colombia 20 ETF.

Global X FTSE Colombia 20 ETF (Prospectus Summary) | Global X FTSE Colombia 20 ETF Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001432353_SupplementTextBlock
The following changes will take effect for the Global X FTSE Colombia 20 ETF on or around July 15, 2014.

	Current	New
ETF Name	Global X FTSE Colombia 20 ETF	Global X MSCI Colombia ETF
Index	FTSE Colombia 20 Index	MSCI All Colombia Capped Index
Index Components	23	24
Weighting Methodology	Modified free float market-capitalization	Modified free float market-capitalization

Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI Colombia ETF
Label	rr_AverageAnnualReturnLabel	MSCI All Colombia Capped Index